Stock-based Compensation - Warrant Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Warrants Outstanding, Shares, Beginning	300,000	250,000
Warrants Outstanding, Fair Value, Beginning	$ 0.91	$ 0.91
Granted, Shares	1,685,000	50,000
Granted, Fair Value	$ 0.58	$ 0.93
Expired or Forfeited, Shares	50,000
Expired or Forfeited, Fair Value	$ 0.93
Warrants Outstanding, Shares, Ending	1,935,000	300,000
Warrants Outstanding, Fair Value, Ending	$ 0.59	$ 0.91
Vested, Shares	1,935,000
Vested, Fair value	$ 0.59